1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Concentrations of Credit Risk Major Customers

The Company sells fuel-grade ethanol to gasoline refining and distribution companies. The Company had sales of ethanol with customers representing 10% or more of total net sales as follows.

	Years Ended December 31,
	2012	2011
Customer A	21%	22%
Customer B	16%	9%
Customer C	12%	7%

Purchases from external customers
	Years Ended December 31,
	2012	2011
Supplier A	40%	39%
Supplier B	14%	13%
Supplier C	*	12%
____________ *Less than 10%

Property and Equipment Depreciation

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	40 years
Facilities and plant equipment	10 – 25 years
Other equipment, vehicles and furniture	5 – 10 years

Schedule of Earnings Per Share, Diluted, by Common Class, Including Two Class Method

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(19,057)
Preferred stock dividends	(1,268)
Basic and diluted loss per share:
Loss available to common stockholders	$(20,325)	108,358	$(0.19)

	Year Ended December 31, 2011
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol, Inc.	$3,074
Preferred stock dividends	(1,265)
Basic income per share:
Income available to common stockholders	$1,809	33,733	$0.05
Warrants	–	194
Options	–	57
Diluted income per share:
Income available to common stockholders	$1,809	33,984	$0.05